Restructuring initiatives	12 Months Ended
Mar. 31, 2014
Restructuring initiatives
Restructuring initiatives

17. Restructuring initiatives:

During the fiscal year ended March 31, 2012, in anticipation of an ongoing environment of economic uncertainty, Nomura undertook a group-wide restructuring initiative primarily focusing on its Wholesale Division to improve profitability, select accretive businesses aligned with market conditions and to allocate business resources to growth regions accordingly. This initiative completed during the year ended March 31, 2014.

As a result of this initial restructuring initiative, Nomura recognized ¥372 million of the restructuring costs in the consolidated statements of income during the year ended March 31, 2013 and, a cumulative total of ¥12,769 million of restructuring costs as of March 31, 2014. These restructuring costs were primarily reported within Non-interest expense—Compensation and benefits in the consolidated statements of income. Outstanding liabilities relating to these restructuring costs including currency translation adjustments were ¥2,148 million as of March 31, 2013 and were generally settled during the year ended March 31, 2014.

In addition to the restructuring initiative described above, during the second quarter of the year ended March 31, 2013. Nomura undertook a further restructuring initiative focusing on its Wholesale Division to revise business models and increase business efficiencies. This restructuring initiative was largely completed during the year ended March 31, 2014 and therefore the amount of further restructuring cost to be incurred going forward is not expected to be material.

As a result of this restructuring initiative, Nomura recognized ¥15,588 million and ¥2,650 million of the restructuring costs in the consolidated statements of income during the year ended March 31, 2013 and 2014 respectively and a cumulative total of, ¥18,238 million of restructuring costs as of March 31, 2014. These restructuring costs were primarily reported within Non-interest expenses—Compensation and benefits in the consolidated statements of income. Outstanding liabilities relating to these restructuring costs including currency translation adjustments were ¥8,165 million and ¥3,760 million as of March 31, 2013 and 2014 respectively. During the year ended March 31, 2014, ¥6,610 million of these liabilities was settled.